CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination) As Originally Reported	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination)	Preferred stock Series B convertible preferred stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series B convertible preferred stock (Pre-Combination) As Originally Reported	Preferred stock Series B convertible preferred stock (Pre-Combination)	Preferred stock Series B1 convertible preferred stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series B1 convertible preferred stock (Pre-Combination) As Originally Reported	Preferred stock Series B1 convertible preferred stock (Pre-Combination)	Pre Combination Common Stock Retrospective Application of the Recapitalization	Pre Combination Common Stock As Originally Reported	Pre Combination Common Stock	Common Stock Retrospective Application of the Recapitalization	Common Stock As Originally Reported	Common Stock	Additional Paid-In Capital Retrospective Application of the Recapitalization	Additional Paid-In Capital As Originally Reported	Additional Paid-In Capital Revision Of Prior Period Error Correction Adjustment Member	Additional Paid-In Capital	Accumulated other comprehensive (loss)/income Retrospective Application of the Recapitalization	Accumulated other comprehensive (loss)/income As Originally Reported	Accumulated other comprehensive (loss)/income	Accumulated Deficit Retrospective Application of the Recapitalization	Accumulated Deficit As Originally Reported	Accumulated Deficit Revision Of Prior Period Error Correction Adjustment Member	Accumulated Deficit	Retrospective Application of the Recapitalization	As Originally Reported	Revision Of Prior Period Error Correction Adjustment Member	Total
Balance at Dec. 31, 2017	$ (1,000)	$ 1,000	$ 0		$ 0	$ 0		$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 13,000	$ 0	$ 13,000	$ (9,000)	$ 143,525,000		$ 143,516,000		$ (30,000)	$ (30,000)		$ (32,020,000)		$ (32,020,000)		$ 111,479,000		$ 111,479,000
Balance (in shares) at Dec. 31, 2017	(8,772,852)	8,772,852								(34,325,728)	34,325,728		128,373,764	0	128,373,764
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock																			46,817,000											46,817,000
Issuance of Series convertible preferred stock (In shares)															4,878,048
Repurchase of common stock																										(2,659,000)				(2,659,000)
Repurchase of common stock (in shares )															(217,885)
Share-based compensation																			207,000											207,000
Other comprehensive income, net of tax																						(118,000)								(118,000)
Cumulative effect of changes in accounting policy																										189,000				189,000
Net loss																										(62,300,000)				(62,300,000)
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000				190,540,000			(148,000)				(96,790,000)				93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000				190,540,000			(148,000)				(96,790,000)				93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																														(2,182,000)
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000				190,540,000			(148,000)				(96,790,000)				93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000				190,540,000			(148,000)				(96,790,000)				93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock															$ 1,000				49,789,000											49,790,000
Issuance of Series convertible preferred stock (In shares)															4,878,048
Share-based compensation																			135,000											135,000
Other comprehensive income, net of tax																						(68,000)								(68,000)
Net loss																										(67,226,000)				(67,226,000)
Balance at Dec. 31, 2019	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 14,000	$ 0	$ 14,000	(10,000)	240,474,000		240,464,000	$ 0	(216,000)	(216,000)	$ 0	(164,016,000)		(164,016,000)	$ 0	76,246,000		76,246,000
Balance (in shares) at Dec. 31, 2019	(8,772,852)	8,772,852	0	(1,375,440)	1,375,440	0	(1,375,440)	1,375,440	0	(34,252,578)	34,252,578	0	137,911,975	0	137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation																			21,000											21,000
Other comprehensive income, net of tax																			0			(2,000)								(2,000)
Net loss																			0							(23,385,000)				(23,385,000)
Balance at Mar. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 14,000				240,485,000			(218,000)				(187,401,000)				52,880,000
Balance (in shares) at Mar. 31, 2020			0			0			0			0			137,911,975
Balance at Dec. 31, 2019	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 14,000	$ 0	$ 14,000	(10,000)	240,474,000		240,464,000	0	(216,000)	(216,000)	0	(164,016,000)		(164,016,000)	0	76,246,000		76,246,000
Balance (in shares) at Dec. 31, 2019	(8,772,852)	8,772,852	0	(1,375,440)	1,375,440	0	(1,375,440)	1,375,440	0	(34,252,578)	34,252,578	0	137,911,975	0	137,911,975
Balance at Dec. 31, 2019	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 14,000	$ 0	$ 14,000	$ (10,000)	$ 240,474,000		240,464,000	$ 0	$ (216,000)	(216,000)	$ 0	$ (164,016,000)		(164,016,000)	$ 0	$ 76,246,000		76,246,000
Balance (in shares) at Dec. 31, 2019	(8,772,852)	8,772,852	0	(1,375,440)	1,375,440	0	(1,375,440)	1,375,440	0	(34,252,578)	34,252,578	0	137,911,975	0	137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock																			19,919,000											19,919,000
Issuance of Series convertible preferred stock (In shares)															1,951,219
Recapitalization transaction, net of transaction cost															$ 3,000				222,100,000											222,103,000
Recapitalization transaction, net of transaction cost (in shares)															29,025,846
Repurchase of common stock																										(1,802,000)				(1,802,000)
Repurchase of common stock (in shares )															(175,744)
Issuance of common stock under warrant exercises, net of issuance cost															$ 1,000				82,734,000											82,735,000
Issuance of common stock under warrant exercises, net of issuance cost (in shares)															7,198,898
Share-based compensation																			91,500,000											91,500,000
Other comprehensive income, net of tax																						(14,000)								(14,000)
Net loss																										(149,864,000)				(149,864,000)
Balance at Dec. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 18,000				656,717,000			(230,000)				(315,682,000)				340,823,000
Balance (in shares) at Dec. 31, 2020			0			0			0			0			175,912,194
Balance at Mar. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 14,000				240,485,000			(218,000)				(187,401,000)				52,880,000
Balance (in shares) at Mar. 31, 2020			0			0			0			0			137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																														(9,727,000)
Balance at Dec. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 18,000				656,717,000			(230,000)				(315,682,000)				340,823,000
Balance (in shares) at Dec. 31, 2020			0			0			0			0			175,912,194
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under employee stock award plans, net of taxes																			(37,000)											(37,000)
Issuance of common stock under employee stock award plans, net of taxes (in shares)															6,798,504
Issuance of common stock under warrant exercises, net of issuance cost															$ 1,000				80,199,000											80,200,000
Issuance of common stock under warrant exercises, net of issuance cost (in shares)															6,973,882
Share-based compensation																			11,530,000											11,530,000
Other comprehensive income, net of tax																			0			(22,000)								(22,000)
Net loss																			0							(40,817,000)				(40,817,000)
Balance at Mar. 31, 2021			$ 0			$ 0			$ 0			$ 0			$ 19,000			$ (1,585,000)	$ 746,824,000			$ (252,000)			$ 1,585,000	$ (354,914,000)			$ 0	$ 391,677,000
Balance (in shares) at Mar. 31, 2021			0			0			0			0			189,684,580